Costs and expenses by nature (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of cost of sales

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Raw material, products for resale, materials and third-party services (1)	(10,350)	(11,298)	(5,251)	(5,369)
Acquisitions	(7,131)	(8,171)	(3,552)	(3,863)
Crude oil imports	(3,882)	(4,749)	(1,766)	(2,543)
Oil products imports	(2,775)	(2,661)	(1,586)	(998)
Natural gas imports	(474)	(761)	(200)	(322)
Third-party services and others	(3,219)	(3,127)	(1,699)	(1,506)
Depreciation, depletion and amortization	(5,517)	(5,072)	(3,004)	(2,423)
Production taxes	(5,358)	(5,936)	(2,555)	(2,906)
Employee compensation	(830)	(1,042)	(431)	(601)
Inventory turnover	345	97	216	(441)
Total	(21,710)	(23,251)	(11,025)	(11,740)
(1) It Includes short-term leases.

Schedule of selling expenses

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Materials, third-party services, freight, rent and other related costs	(1,966)	(2,189)	(1,071)	(1,069)
Depreciation, depletion and amortization	(340)	(339)	(171)	(166)
Reversal (allowance) for expected credit losses	(10)	(8)	(14)	2
Employee compensation	(60)	(65)	(30)	(35)
Total	(2,376)	(2,601)	(1,286)	(1,268)

Schedule of general and administrative expenses

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Employee compensation	(531)	(657)	(265)	(365)
Materials, third-party services, rent and other related costs	(292)	(266)	(153)	(146)
Depreciation, depletion and amortization	(85)	(73)	(46)	(38)
Total	(908)	(996)	(464)	(549)